Taxation, Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax [Abstract]
Foreign exchange gain/loss	$ (1,238)	$ (652)
Losses available for offsetting against future taxable income	1,238	652
Net deferred tax assets	0	0
Increase (decrease) in deferred tax	$ 29,200	$ 27,400